Property, Plant and Equipment (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation expense on property, plant and equipment
Cost of sales	$ 2,580,156	$ 2,246,111	$ 5,347,643	$ 4,589,859	$ 8,141,839	$ 7,788,486
Selling, general and administrative expenses	55,355	40,473	104,491	81,707	165,229	121,127
Depreciation	$ 2,635,511	$ 2,286,584	$ 5,452,134	$ 4,671,566	$ 8,290,416	$ 7,909,613